Significant accounting judgements, estimates and assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant accounting judgements, estimates and assumptions
Deferred income tax	R$ 337,267	R$ 321,223	R$ 236,903
Unrecognized unused tax loss carryforwards	10,355	12,902
Deferred tax assets
Significant accounting judgements, estimates and assumptions
Deferred income tax	503,181	384,359	263,813
Tax losses carryforward
Significant accounting judgements, estimates and assumptions
Deferred income tax	R$ 157,786	R$ 104,329	R$ 64,764